UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06083

Name of Registrant:	Vanguard Ohio Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2024—November 30, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Ohio Long-Term Tax-Exempt Fund Investor Shares - VOHIX

Vanguard Ohio Long-Term Tax-Exempt Fund

Investor Shares (VOHIX)

Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about Vanguard Ohio Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.10%

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2025, the Fund underperformed its benchmark.

  At the national level, the performance of the municipal bond market faced intermittent headwinds—especially in December 2024 and the spring of 2025—driven by elevated issuance, a steepening yield curve, and concerns about tariffs and inflation. The prospect of Federal Reserve rate cuts toward the end of the period, however, helped support demand for munis, which was reflected in stronger cash inflows. Credit fundamentals of most municipal borrowers remained strong, supported by healthy and growing tax revenues.

  For the Fund, having a longer overall duration than its benchmark was a detractor given the increase in yields at the longer end of the curve. An overweight allocation to lower-rated bonds, notably those below investment grade, added value.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2015, Through November 30, 2025

Initial Investment of $10,000

	Investor Shares	Bloomberg OH Municipal Bond Index	Bloomberg Municipal Bond Index
2015	$10,000	$10,000	$10,000
2016	$10,218	$10,213	$10,206
2016	$10,438	$10,353	$10,342
2016	$10,649	$10,525	$10,527
2016	$10,051	$9,989	$9,978
2017	$10,294	$10,251	$10,232
2017	$10,579	$10,502	$10,493
2017	$10,714	$10,625	$10,620
2017	$10,706	$10,528	$10,535
2018	$10,630	$10,485	$10,489
2018	$10,770	$10,593	$10,610
2018	$10,806	$10,654	$10,672
2018	$10,791	$10,639	$10,654
2019	$11,083	$10,919	$10,921
2019	$11,495	$11,259	$11,289
2019	$11,844	$11,564	$11,602
2019	$11,792	$11,521	$11,559
2020	$12,254	$11,906	$11,955
2020	$12,107	$11,799	$11,738
2020	$12,394	$12,015	$11,978
2020	$12,580	$12,144	$12,125
2021	$12,514	$12,070	$12,081
2021	$12,812	$12,270	$12,294
2021	$12,907	$12,355	$12,385
2021	$12,906	$12,316	$12,364
2022	$12,538	$11,972	$12,001
2022	$11,810	$11,414	$11,459
2022	$11,496	$11,269	$11,316
2022	$11,510	$11,223	$11,295
2023	$11,566	$11,328	$11,390
2023	$11,716	$11,395	$11,515
2023	$11,675	$11,396	$11,508
2023	$11,920	$11,667	$11,779
2024	$12,288	$11,876	$12,007
2024	$12,093	$11,680	$11,823
2024	$12,569	$12,081	$12,209
2024	$12,783	$12,226	$12,360
2025	$12,762	$12,238	$12,362
2025	$12,341	$11,972	$12,063
2025	$12,467	$12,119	$12,219
2025	$13,094	$12,557	$12,686

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	2.43%	0.80%	2.73%
Bloomberg OH Municipal Bond Index	2.70%	0.67%	2.30%
Bloomberg Municipal Bond Index	2.64%	0.91%	2.41%

Fund Statistics (as of November 30, 2025)

Fund Net Assets (in millions)	$1,430
Number of Portfolio Holdings	829
Portfolio Turnover Rate	24%
Total Investment Advisory Fees (in thousands)	$177

Distribution by Stated Maturity % of Net Assets (as of November 30, 2025)

Less than 1 Year	8.5%
1 to 3 Years	2.3%
3 to 5 Years	4.8%
5 to 10 Years	7.9%
10 to 20 Years	37.0%
20 to 30 Years	30.6%
Greater than 30 Years	9.3%
Other Assets and Liabilities—Net	(0.4%)

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Fund was reduced.

This is a summary of certain changes to the Fund since November 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR97

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended November 30, 2025	Fiscal Year Ended November 30, 2024
(a) Audit Fees.	$32,000	$32,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$32,000	$32,000

(e)       (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended November 30, 2025	Fiscal Year Ended November 30, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$1,514,219	$3,802,420
Tax Fees.	$1,622,344	$1,960,472
All Other Fees.	$25,000	$293,000
Total.	$3,161,563	$6,055,892

(h)       For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended November 30, 2025
Vanguard Ohio Long-Term Tax-Exempt Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	24
Tax information	25

Ohio Long-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (100.3%)
Ohio (98.9%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/2042	2,000	1,956
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2029	495	541
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2030	130	145
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/2026	500	513
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	3.000%	11/15/2030	5,765	5,901
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	555	594
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	1,600	1,713
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	2,750	2,945
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	2,185	2,340
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	250	268
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/2030	600	670
[1]	Akron City School District COP	5.000%	8/1/2053	1,000	1,032
	Akron OH (Akron District Energy Project) COP	4.000%	12/1/2030	535	540
	Akron OH GO	5.000%	12/1/2041	500	536
	Akron OH GO	5.000%	12/1/2042	525	556
	Akron OH GO	5.000%	12/1/2044	650	676
	Akron OH Income Tax Revenue	4.000%	12/1/2028	285	292
	Akron OH Income Tax Revenue	3.000%	12/1/2029	1,820	1,827
	Akron OH Income Tax Revenue	4.000%	12/1/2029	610	623
	Akron OH Income Tax Revenue	3.000%	12/1/2030	1,870	1,881
	Akron OH Income Tax Revenue	4.000%	12/1/2030	405	422
	Akron OH Income Tax Revenue	3.000%	12/1/2031	1,075	1,075
	Akron OH Income Tax Revenue	4.000%	12/1/2031	1,500	1,529
	Akron OH Income Tax Revenue	4.000%	12/1/2031	370	384
	Akron OH Income Tax Revenue	5.000%	12/1/2031	900	901
	Akron OH Income Tax Revenue	3.000%	12/1/2032	1,655	1,651
	Akron OH Income Tax Revenue	4.000%	12/1/2032	1,315	1,339
	Akron OH Income Tax Revenue	4.000%	12/1/2032	1,285	1,331
	Akron OH Income Tax Revenue	4.000%	12/1/2033	120	123
	Akron OH Income Tax Revenue	4.000%	12/1/2033	1,325	1,369
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	2,350	2,528
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/2037	1,900	1,923
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	11/1/2040	1,000	1,110
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/2040	1,000	1,000
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	11/1/2041	9,000	9,878
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/2047	8,935	8,251
[2]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	2.750%	12/3/2025	1,365	1,365
[2]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	2.780%	12/4/2025	2,435	2,435
	Allen County Port Authority College & University Revenue (University of Northwestern Ohio Project)	4.000%	12/1/2031	1,300	1,290
	Allen County Port Authority College & University Revenue (University of Northwestern Ohio Project)	4.000%	12/1/2040	4,325	3,937
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/2035	180	184
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/2036	225	229
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/2037	300	304
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/2038	375	378
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/2039	450	452
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/2040	250	249
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/2029	100	101
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/2042	475	517
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/2043	1,000	1,076
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/2044	460	491
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/2045	1,100	1,169
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/2046	1,500	1,588
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/2048	1,325	1,390
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/2038	1,000	1,015
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/2031	540	543
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/2044	1,500	1,604
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/2046	1,000	1,061
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/2030	1,250	1,255
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	4.000%	2/15/2034	1,380	1,382
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2033	100	108

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2039	1,500	1,665
	Apollo Joint Vocational School District GO	5.000%	12/1/2029	1,195	1,246
	Apollo Joint Vocational School District GO	4.000%	12/1/2035	1,470	1,492
	Apollo Joint Vocational School District GO	4.000%	12/1/2036	1,000	1,013
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/2041	1,790	1,802
	Athens City School District GO	4.000%	12/1/2031	400	415
	Athens City School District GO	3.250%	12/1/2048	2,000	1,594
	Avon Lake City School District GO	5.250%	12/1/2062	4,000	4,235
[3]	Bedford City School District GO	5.500%	12/1/2044	1,325	1,433
[3]	Bedford City School District GO	5.500%	12/1/2050	3,915	4,175
[3]	Bedford City School District GO	5.500%	12/1/2058	2,000	2,125
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/2046	1,085	841
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/2047	1,120	858
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/2049	950	711
	Belpre City School District GO	6.000%	11/1/2062	2,000	2,224
[3]	Belpre City School District GO	6.000%	11/1/2062	2,420	2,691
	Big Walnut Local School District GO	5.000%	12/1/2042	920	946
	Big Walnut Local School District GO	3.250%	12/1/2048	3,120	2,518
	Big Walnut Local School District GO	3.500%	12/1/2055	290	236
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	2,110	2,184
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/2034	2,000	2,017
	Bowling Green State University College & University Revenue	5.000%	6/1/2028	300	310
	Bowling Green State University College & University Revenue	5.000%	6/1/2029	435	449
	Bowling Green State University College & University Revenue	5.000%	6/1/2033	600	656
	Bowling Green State University College & University Revenue	5.000%	6/1/2037	700	753
	Bowling Green State University College & University Revenue	4.000%	6/1/2038	500	510
	Bowling Green State University College & University Revenue	4.000%	6/1/2039	495	501
	Bowling Green State University College & University Revenue	5.000%	6/1/2042	2,000	2,028
[3]	Brunswick City School District GO	0.000%	12/1/2035	200	137
[3]	Brunswick City School District GO	0.000%	12/1/2036	200	130
[3]	Brunswick City School District GO	5.250%	12/1/2053	1,000	1,049
[3]	Brunswick City School District GO	5.500%	12/1/2060	2,785	2,953
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2033	1,500	1,602
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2035	3,250	3,419
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2036	2,065	2,158
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2037	2,000	1,977
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2038	2,350	2,293
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	7,030	6,772
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2048	30,685	26,646
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2030	1,010	1,011
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2031	1,075	1,076
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2034	1,215	1,211
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2035	1,000	988
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2032	100	99
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2033	135	134
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2034	190	187
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2035	195	190
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2036	200	193
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2037	210	201
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2038	215	204
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2039	230	216
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2040	235	218
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2041	245	223
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2051	1,200	954
	Butler County Transportation Improvement District Tax Increment/Allocation Revenue	4.000%	12/1/2028	2,200	2,202
	Canton City School District GO	5.000%	12/1/2043	1,555	1,636
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	380	385
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/2037	1,500	1,515
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/2050	600	562
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	450	450
[1]	Chillicothe OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/2042	1,590	1,508
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/2031	500	509
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/2032	400	407
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/2033	400	407
	Cincinnati City School District (School Improvement Project) COP	3.250%	6/15/2034	565	566
	Cincinnati City School District (School Improvement Project) COP	3.375%	6/15/2035	670	671
	Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/2036	445	446
	Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/2037	1,000	1,000
	Cincinnati City School District (School Improvement Project) COP	3.625%	6/15/2038	700	700
[1]	Clark County Northeastern Local School District GO	4.000%	12/1/2029	785	815

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Clark County Northeastern Local School District GO	4.000%	12/1/2034	790	813
[1]	Clark County Northeastern Local School District GO	4.000%	12/1/2055	3,750	3,475
	Clark Shawnee Local School District GO	4.000%	11/1/2031	400	410
	Clark Shawnee Local School District GO	4.000%	11/1/2032	660	674
	Clark Shawnee Local School District GO	4.000%	11/1/2034	860	876
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/2028	150	158
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/2029	210	220
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/2032	545	568
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/2034	760	788
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	4.000%	11/15/2035	925	950
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/2036	1,000	1,030
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/2037	595	611
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/2038	825	844
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/2031	530	541
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/2035	1,775	1,798
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/2036	500	505
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/2037	2,200	2,217
	Cleveland Heights & University Heights City School District GO	3.500%	12/1/2051	225	178
	Cleveland OH GO	3.000%	12/1/2031	1,500	1,508
	Cleveland OH GO	4.000%	12/1/2031	385	404
	Cleveland OH GO	3.000%	12/1/2032	1,825	1,828
	Cleveland OH GO	5.000%	12/1/2032	225	237
	Cleveland OH GO	3.000%	12/1/2033	990	985
	Cleveland OH GO	3.000%	12/1/2035	750	734
	Cleveland OH GO	3.000%	12/1/2036	795	758
	Cleveland OH GO	5.000%	12/1/2040	1,000	1,099
	Cleveland OH GO	5.000%	12/1/2041	860	937
	Cleveland OH GO	5.000%	12/1/2042	775	845
	Cleveland OH GO	5.000%	12/1/2043	250	268
	Cleveland OH GO	3.000%	12/1/2049	2,370	1,771
	Cleveland OH Income Tax Revenue	4.000%	10/1/2029	300	306
	Cleveland OH Income Tax Revenue	5.000%	10/1/2032	500	515
	Cleveland OH Income Tax Revenue	5.000%	10/1/2033	500	514
	Cleveland OH Income Tax Revenue	3.000%	10/1/2036	700	666
	Cleveland OH Income Tax Revenue	3.000%	10/1/2038	550	502
	Cleveland OH Income Tax Revenue	3.000%	10/1/2039	500	448
	Cleveland OH Income Tax Revenue	3.000%	10/1/2040	1,725	1,517
	Cleveland OH Income Tax Revenue	3.000%	10/1/2041	1,290	1,108
	Cleveland OH Income Tax Revenue	3.000%	10/1/2045	3,420	2,699
	Cleveland OH Income Tax Revenue	3.000%	10/1/2046	1,710	1,329
	Cleveland OH Income Tax Revenue	2.000%	10/1/2047	1,000	588
	Cleveland State University College & University Revenue	5.000%	6/1/2027	205	205
[3]	Cleveland State University College & University Revenue	5.000%	6/1/2040	2,000	2,170
	Cleveland-Cuyahoga County Port Authority Lease (Appropriation) Revenue (Administrative Headquarters Project)	5.000%	7/1/2037	1,820	2,078
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.220%	9/1/2039	4,949	5,059
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.000%	8/1/2044	2,500	2,343
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2026	265	269
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2030	1,530	1,650
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2031	1,605	1,759
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2032	1,690	1,872
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2033	1,780	1,963
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/2052	6,010	6,264
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/2033	250	275
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/2035	300	327
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/2037	300	306
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/2040	350	351
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/2046	1,150	1,042
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/2051	1,100	962
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	2.780%	12/4/2025	100	100
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	2.780%	12/4/2025	200	200
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.250%	8/1/2036	2,000	1,676
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Magnolia Trace II Project)	5.750%	8/1/2036	1,500	1,624
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Orchards Project & The Eden Park Project)	4.000%	12/1/2034	2,245	2,256

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (The Falls Project)	4.000%	11/1/2035	1,825	1,804
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (The Falls Project)	5.000%	11/1/2035	670	713
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Waldren Woods Project)	4.000%	6/1/2034	2,650	2,668
	Columbus OH GO	4.000%	7/1/2030	1,200	1,202
	Columbus OH GO	5.000%	4/1/2037	3,835	4,189
	Columbus OH GO	5.000%	8/15/2039	4,000	4,555
	Columbus OH GO	5.000%	8/15/2042	3,000	3,309
	Columbus OH GO	5.000%	10/1/2043	1,515	1,669
[2]	Columbus Regional Airport Authority Miscellaneous Revenue (OASBO Expanded Asset Program) VRDO	2.800%	12/4/2025	445	445
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2042	500	542
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2043	500	537
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2050	4,500	4,784
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2055	9,700	10,267
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue	4.375%	6/1/2043	5,000	5,035
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue	5.125%	1/1/2044	3,000	3,147
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue	4.460%	11/1/2044	2,000	2,010
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Dering Family Homes Project) PUT	5.000%	2/1/2027	2,000	2,030
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/2030	335	361
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/2032	700	752
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/2039	1,345	1,358
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/2044	6,810	5,489
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/2048	3,000	2,273
	Cuyahoga Community College District GO	5.000%	12/1/2037	55	55
	Cuyahoga County OH GO	3.000%	12/1/2036	1,050	1,000
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	200	203
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/2029	505	506
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2042	5,000	5,000
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/2052	1,975	1,964
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/2057	1,050	1,041
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/2029	405	418
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/2031	500	514
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/2033	500	511
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/2051	1,485	1,397
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.000%	12/1/2031	1,000	903
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.750%	12/1/2025	2,170	2,170
	Dayton OH Water System Water Revenue	4.000%	12/1/2029	265	268
	Dayton OH Water System Water Revenue	4.000%	12/1/2030	200	202
	Dayton OH Water System Water Revenue	4.000%	12/1/2031	280	283
	Dayton OH Water System Water Revenue	4.000%	12/1/2034	970	979
	Delhi Township OH GO	4.000%	12/1/2029	150	154
	Delhi Township OH GO	4.000%	12/1/2030	160	165
	Delhi Township OH GO	4.000%	12/1/2032	310	319
	Delhi Township OH GO	4.000%	12/1/2033	400	409
	Delhi Township OH GO	4.000%	12/1/2034	815	829
	Delhi Township OH GO	4.000%	12/1/2035	430	433
	Delhi Township OH GO	4.000%	12/1/2036	320	320
	Dublin City School District GO	5.000%	12/1/2043	700	755
	Dublin City School District GO	5.000%	12/1/2044	800	856
	Dublin OH GO	3.000%	12/1/2035	25	25
	Dublin OH GO	3.000%	12/1/2036	365	350
	East Knox Local School District GO	3.000%	11/1/2056	1,045	747
	Elyria OH GO	4.000%	12/1/2031	225	226
	Elyria OH GO	4.000%	12/1/2032	280	281
	Elyria OH GO	4.000%	12/1/2033	440	442
	Euclid City School District GO	5.000%	1/15/2041	1,300	1,425
	Euclid City School District GO	5.000%	1/15/2043	1,430	1,536
	Euclid City School District GO	4.750%	1/15/2054	645	645
	Fairborn City School District GO	3.000%	12/1/2055	7,320	5,285
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/2028	150	155
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/2031	110	114
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/2032	125	129
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/2034	175	180
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/2035	175	179
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/2037	290	294
[3]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/2040	1,000	861
[3]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/2045	2,000	1,536
[3]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/2050	2,640	1,909
	Fairfield County OH GO	2.000%	12/1/2041	800	560
[3]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/2045	4,210	3,261

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/2049	3,365	2,479
[1]	Fayette County OH Health, Hospital, Nursing Home Revenue	5.250%	12/1/2045	10,220	10,792
	Franklin City School District GO	3.000%	11/1/2040	400	354
	Franklin City School District GO	3.000%	11/1/2050	1,500	1,119
	Franklin City School District GO	3.000%	11/1/2057	6,180	4,426
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2029	800	831
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2032	565	585
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2035	500	515
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2036	1,360	1,396
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2038	620	634
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2039	515	525
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2051	8,560	8,340
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2038	1,000	1,116
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2039	1,000	1,109
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2040	1,000	1,099
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2042	4,000	4,287
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2029	530	576
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2032	135	146
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2034	100	107
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	4.000%	12/1/2040	1,225	1,228
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/2038	485	486
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	2,585	2,392
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	7/1/2041	1,500	1,547
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/2044	5,855	5,498
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	2,780	2,702
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/2047	5,000	4,672
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/2048	4,235	4,657
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/2049	4,910	4,374
[4]	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/2055	5,000	5,284
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/2055	1,100	1,015
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	2.650%	12/3/2025	13,375	13,375
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	2.750%	12/3/2025	775	775
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	2.750%	12/3/2025	13,555	13,555
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	2.900%	12/4/2025	5,635	5,635
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	2.900%	12/4/2025	350	350
	Franklin County OH Sales Tax Revenue	5.000%	6/1/2037	1,155	1,210
	Franklin County OH Sales Tax Revenue	5.000%	6/1/2038	2,500	2,612
[5]	Freddie Mac Pool	3.750%	10/1/2038	4,288	4,135
[5]	Freddie Mac Pool	4.250%	6/1/2041	1,990	1,983
[5]	Freddie Mac Pool	4.300%	8/1/2042	5,000	5,069
	Fremont City School District GO	5.000%	1/15/2040	200	200
[1]	Gahanna-Jefferson City School District GO	3.000%	12/1/2057	3,565	2,503
	Grandview Heights City School District GO	5.000%	12/1/2042	1,000	1,096
	Grandview Heights City School District GO	4.000%	12/1/2051	1,980	1,816
	Grandview Heights City School District GO	5.000%	12/1/2054	3,650	3,826
	Grandview Heights City School District GO	3.125%	12/1/2055	245	183
	Grandview Heights City School District GO	4.250%	12/1/2055	2,080	1,983
	Grandview Heights City School District GO	5.000%	12/1/2058	2,390	2,503
	Great Oaks Career Campuses Board of Education COP	4.000%	12/1/2029	500	526
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2037	1,085	996
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2041	2,000	1,694
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2044	4,975	3,916
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2046	7,065	5,394
	Greene County Port Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2059	3,000	2,842
	Greene County Vocational School District GO	5.000%	12/1/2029	300	320
	Greene County Vocational School District GO	4.000%	12/1/2034	700	715
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	1,000	1,093
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2037	2,000	2,077
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	1,000	1,076
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2039	1,515	1,615

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2042	2,000	2,057
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2043	1,000	1,056
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2045	1,000	1,044
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/2050	6,680	5,669
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	8/15/2050	3,595	3,262
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	9/15/2050	2,945	2,456
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2050	2,500	2,455
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2051	2,255	2,328
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	1/1/2055	900	915
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/2049	4,265	4,656
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2032	1,150	1,151
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2036	2,750	2,752
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2042	4,655	4,655
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2046	850	831
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2046	3,400	3,324
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2051	2,210	2,112
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	2.950%	12/1/2025	13,280	13,280
[2]	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	2.780%	12/4/2025	300	300
[1,6]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/2027	370	347
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/2032	2,110	2,130
	Hamilton County Southwest Local School District GO	5.000%	1/15/2030	1,295	1,352
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/2030	200	209
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/2034	400	414
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/2036	350	360
	Hilliard OH Income Tax Revenue	5.000%	12/1/2038	1,655	1,810
	Hilliard OH Income Tax Revenue	5.000%	12/1/2040	1,825	1,972
	Hilliard OH Income Tax Revenue	5.000%	12/1/2041	1,915	2,053
	Hilliard OH Income Tax Revenue	5.000%	12/1/2042	510	542
	Hilliard OH Income Tax Revenue	5.000%	12/1/2058	7,000	7,166
	Hilliard School District GO	5.250%	12/1/2054	2,000	2,130
[3]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/2034	1,235	1,273
[3]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/2039	1,325	1,341
	Hudson OH City School District GO	4.000%	12/1/2033	420	422
	Indian Hill Exempted Village School District GO	2.000%	12/1/2040	1,250	926
	Indian Hill Exempted Village School District GO	2.125%	12/1/2041	1,265	925
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2041	705	788
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2042	720	796
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2043	2,500	2,734
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2044	2,500	2,707
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2045	2,000	2,154
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2053	7,000	7,383
	Kenston Local School District GO	0.000%	12/1/2027	1,100	1,034
	Kent City School District GO	3.000%	12/1/2040	1,000	885
	Kent State University College & University Revenue	5.000%	5/1/2030	175	191
	Kent State University College & University Revenue	5.000%	5/1/2031	175	191
	Kent State University College & University Revenue	5.000%	5/1/2032	150	163
	Kent State University College & University Revenue	5.000%	5/1/2033	250	271
	Kent State University College & University Revenue	5.000%	5/1/2034	315	339
	Kent State University College & University Revenue	5.000%	5/1/2035	350	376
	Kent State University College & University Revenue	5.000%	5/1/2036	400	428
	Kent State University College & University Revenue	5.000%	5/1/2037	225	240
	Kent State University College & University Revenue	5.000%	5/1/2038	300	318
	Kent State University College & University Revenue	5.000%	5/1/2038	1,300	1,466
	Kent State University College & University Revenue	5.000%	5/1/2039	300	317
	Kent State University College & University Revenue	5.000%	5/1/2040	450	474
	Kettering City School District COP	5.000%	12/1/2031	260	276
	Kettering City School District COP	4.000%	12/1/2033	270	278
	Kettering City School District COP	4.000%	12/1/2035	375	383
	Kettering City School District COP	3.375%	12/1/2046	295	247
[1]	Kettering City School District GO	5.250%	12/1/2031	1,000	1,063
	Kings Local School District GO	5.500%	12/1/2062	3,760	3,999
	Lake Local School District OH Wood County GO	4.000%	12/1/2058	7,000	6,111
	Lakewood City School District GO	4.000%	11/1/2030	235	241
	Lakewood City School District GO	4.000%	11/1/2031	440	450
	Lakewood City School District GO	4.000%	11/1/2032	245	250
	Lakewood City School District GO	4.000%	11/1/2033	375	382
	Lakewood City School District GO	4.000%	11/1/2034	380	387
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/2029	240	252
	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/2029	285	302
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/2030	280	298

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/2030	285	305
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	8/1/2030	9,665	10,322
	Lexington Local School District GO	3.000%	10/1/2044	490	396
	Liberty Community Infrastructure Financing Authority Special Assessment Revenue	3.125%	12/1/2046	250	192
	Liberty-Benton Local School District GO	3.000%	11/1/2054	2,000	1,452
	Licking Heights Local School District GO	4.500%	10/1/2051	455	453
	Licking Heights Local School District GO	3.500%	10/1/2054	200	163
	Licking Heights Local School District GO	5.500%	10/1/2059	6,565	6,938
	Licking Knox & Del Counties Northridge Local School District GO	4.000%	10/1/2031	200	209
	Licking Knox & Del Counties Northridge Local School District GO	4.000%	10/1/2032	260	271
	Licking Knox & Del Counties Northridge Local School District GO	4.000%	10/1/2033	180	187
	Licking Knox & Del Counties Northridge Local School District GO	3.000%	10/1/2034	250	246
	Licking Knox & Del Counties Northridge Local School District GO	3.000%	10/1/2035	380	372
	Logan Elm Local School District GO	4.000%	11/1/2055	975	887
[1]	Lucas County OH Health, Hospital, Nursing Home Revenue	4.125%	11/15/2042	480	472
	Lucas County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2045	1,350	1,171
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/2048	1,850	1,818
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/2028	100	100
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/2029	100	101
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/2030	200	201
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/2035	800	782
	Mahoning County OH Sewer System Sewer Revenue	2.125%	12/1/2040	100	73
	Medina County OH GO	4.000%	12/1/2029	165	166
	Medina County OH GO	4.000%	12/1/2031	160	161
	Medina County OH GO	3.000%	12/1/2035	270	264
	Medina County OH GO	3.000%	12/1/2037	500	468
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	100	105
	Miami Trace Local School District GO, Prere.	5.000%	12/1/2025	2,230	2,230
	Miami University OH College & University Revenue	5.000%	9/1/2031	640	708
	Miami University OH College & University Revenue	5.000%	9/1/2036	685	751
	Miami University OH College & University Revenue	4.000%	9/1/2045	4,315	4,147
	Miami Valley Career Technology Center GO	4.000%	12/1/2033	725	740
	Miami Valley Career Technology Center GO	5.000%	12/1/2044	4,550	4,648
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2041	1,630	1,550
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2041	550	525
[3]	Midview Local School District COP	4.000%	11/1/2028	810	836
[3]	Midview Local School District COP	4.000%	11/1/2029	870	906
	Milford Exempted Village School District GO	4.000%	12/1/2034	300	313
	Milford Exempted Village School District GO	4.000%	12/1/2035	250	260
	Milford Exempted Village School District GO	4.000%	12/1/2036	150	156
	Milford Exempted Village School District GO	4.000%	12/1/2037	250	258
	Milford Exempted Village School District GO	4.000%	12/1/2040	225	229
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,130	1,148
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	230	241
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	500	529
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	2,000	2,103
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	175	193
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	300	323
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/2036	1,530	1,336
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2037	450	450
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2038	1,950	1,991
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	375	399
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2039	1,000	1,017
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2039	270	286
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/2040	4,060	3,539
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2040	3,000	3,028
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2041	1,995	1,949
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2042	4,130	3,802
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2045	1,000	875
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2046	4,525	4,253
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/2051	1,700	1,223
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2051	2,340	2,096
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2051	5,060	4,594
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/2054	2,000	2,053
	Muskingum County OH GO	4.000%	12/1/2049	1,755	1,681
	Muskingum County OH GO	4.000%	12/1/2060	2,000	1,836
	New Albany Plain Local School District GO	5.250%	12/1/2059	2,000	2,146
	New Albany Plain Local School District GO	4.250%	12/1/2061	1,000	977
	North Canton City School District GO	3.000%	11/1/2056	2,060	1,476
	North Olmsted City School District GO	4.125%	10/15/2053	2,000	1,907

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Ridgeville City School District GO	5.500%	12/1/2057	1,060	1,103
	North Ridgeville City School District GO	4.500%	12/1/2061	2,500	2,454
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2025	325	325
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2026	100	102
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2028	100	105
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2029	230	244
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2030	150	161
	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/2035	750	757
	Northeast Ohio Medical University College & University Revenue	3.000%	12/1/2040	1,990	1,659
[3]	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/2042	1,310	1,211
	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/2045	900	806
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/2040	205	178
	Ohio (Voting System Acquisition Project) COP	5.000%	9/1/2029	220	239
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/2027	12,600	12,764
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Program)	3.250%	9/1/2029	2,000	1,988
	Ohio Appropriations Revenue	5.000%	12/15/2026	1,035	1,061
	Ohio Auto Parking Revenue	3.125%	11/15/2034	435	433
	Ohio Auto Parking Revenue	3.375%	11/15/2039	2,020	1,950
	Ohio GO	5.000%	5/1/2036	1,255	1,289
	Ohio GO	5.000%	3/1/2039	500	544
	Ohio GO	5.000%	3/1/2042	1,485	1,632
	Ohio GO	5.000%	5/1/2042	5,725	6,304
	Ohio GO	5.000%	3/1/2043	3,000	3,272
	Ohio GO	5.000%	3/1/2044	10,000	10,892
	Ohio GO	5.000%	5/1/2044	10,210	11,051
	Ohio GO	5.000%	6/15/2044	1,720	1,878
	Ohio Government Fund/Grant Revenue	5.000%	12/15/2029	155	170
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	125	128
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2029	35	35
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2030	100	107
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	1,230	1,294
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/2037	500	549
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2037	1,000	1,053
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/2037	1,670	1,651
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/2038	2,740	2,685
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2039	2,395	2,388
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/2040	1,310	1,242
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/2041	1,000	926
	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/2045	850	660
[3]	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/2045	1,500	1,214
	Ohio Health, Hospital, Nursing Home Revenue	3.550%	1/1/2046	3,000	2,634
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/2046	1,345	1,250
	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/2046	1,060	809
	Ohio Health, Hospital, Nursing Home Revenue	2.250%	1/1/2049	8,000	4,984
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2050	15,445	13,211
[3]	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2050	1,740	1,515
	Ohio Health, Hospital, Nursing Home Revenue VRDO	2.700%	12/3/2025	10,500	10,500
[2]	Ohio Health, Hospital, Nursing Home Revenue VRDO	2.800%	12/3/2025	100	100
	Ohio Health, Hospital, Nursing Home Revenue, Prere.	4.000%	1/1/2029	65	68
	Ohio Higher Educational Facility Commission Auto Parking Revenue (University Circle Inc. Project)	5.000%	1/15/2050	1,500	1,509
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/2027	105	108
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/2031	2,040	2,080
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/2035	150	153
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/2042	450	455
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/2044	1,500	1,380
	Ohio Higher Educational Facility Commission College & University Revenue (Baldwin Wallace University 2022 Project)	6.000%	12/1/2052	1,975	2,019
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	5.750%	9/1/2037	2,605	2,721
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	6.000%	9/1/2052	1,250	1,268
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/2038	1,225	1,266
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/2036	720	679
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/2037	720	667
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	4.000%	11/1/2038	300	306
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	4.000%	11/1/2039	300	305
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	4.000%	11/1/2040	500	504
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/2050	4,250	3,088
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2023 Project)	5.000%	11/1/2048	1,000	1,048
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2023 Project)	5.000%	11/1/2053	2,000	2,081
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2025 Project)	5.000%	2/1/2041	1,400	1,523

Ohio Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/2047	1,940	1,606
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/2052	7,300	5,798
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/2045	1,000	841
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College 2020 Project)	4.000%	7/1/2044	1,300	1,196
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College 2023 Project)	5.000%	7/1/2036	3,500	3,897
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/2030	300	309
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/2031	550	567
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/2032	275	283
Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/2026	475	484
Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/2028	1,140	1,201
Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/2029	1,015	1,087
Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/2030	740	792
Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/2031	200	214
Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	4.000%	10/1/2049	2,180	1,889
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/2046	1,975	1,672
Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/2034	2,875	2,912
Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/2039	4,890	4,881
Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/2044	1,980	1,858
Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/2039	2,895	2,902
Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/2044	2,890	2,738
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2018 Project)	5.000%	12/1/2028	200	210
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	5.000%	2/1/2033	130	140
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	5.000%	2/1/2034	875	942
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	5.000%	2/1/2035	800	859
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	4.000%	2/1/2036	250	255
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	3.000%	2/1/2037	250	229
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	4.000%	2/1/2038	925	935
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	3.000%	2/1/2040	400	356
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	4.000%	2/1/2041	680	672
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	3.000%	2/1/2042	640	545
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	4.000%	2/1/2052	2,125	1,850
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/2037	595	600
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/2038	170	171
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/2039	1,005	1,007
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/2040	600	597
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2041	935	985
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2045	790	802
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.250%	5/1/2054	4,005	4,090
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2026	935	939
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2027	975	985
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2028	1,015	1,032
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2029	1,055	1,079
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2030	1,000	1,029
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2032	375	389
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	420	430
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	1,000	995
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2042	1,310	1,308
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	1,325	1,276
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2046	350	309
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2050	3,600	3,357
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.250%	1/1/2052	2,500	2,514
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	2.850%	12/1/2025	7,485	7,485

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.910%	11/1/2036	1,910	1,945
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.550%	4/1/2041	1,995	2,094
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	9/1/2046	5,740	4,253
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	7.000%	3/1/2049	1,350	1,586
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	7.500%	3/1/2049	1,000	1,214
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	3/1/2050	660	655
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	9/1/2051	1,575	1,068
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/2052	2,545	2,502
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	3/1/2052	10,670	11,016
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	3/1/2054	6,365	6,709
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	9/1/2054	1,745	1,741
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	3/1/2055	1,025	1,119
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	3,100	3,367
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	3,635	3,977
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	2,980	3,264
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	9/1/2055	3,000	3,007
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2056	2,870	3,168
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (First-Time Homebuyer Program)	3.750%	9/1/2050	2,675	2,677
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Green Oaks of Holland Project)	6.300%	1/1/2045	430	434
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	2.450%	9/1/2037	5,060	4,259
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	4.500%	3/1/2047	490	492
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	4.000%	3/1/2048	1,365	1,367
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/2052	2,585	2,557
[4]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.375%	3/1/2056	1,820	2,080
[7]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Springboro Sherman Apartments Project) PUT	3.530%	2/1/2027	1,890	1,901
[7]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2025	2,665	2,665
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2027	1,000	1,011
[7]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.370%	3/1/2027	740	743
[2,8]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.050%	12/1/2025	11,490	11,490
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/2036	1,000	1,021
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/2037	115	117
	Ohio Lease (Appropriation) Revenue (Improvement Fund Projects)	5.000%	12/1/2029	1,120	1,170
	Ohio Lease (Appropriation) Revenue (Mental Health Facilities Improvement Fund Projects)	5.000%	6/1/2028	160	169
	Ohio Special Obligation Revenue (Administrative Building Fund Projects)	5.000%	4/1/2038	5,585	5,987
	Ohio Special Obligation Revenue (Administrative Building Fund Projects)	5.000%	4/1/2040	4,000	4,253
	Ohio Special Obligation Revenue (Administrative Building Fund Projects)	5.000%	4/1/2041	750	802
	Ohio Special Obligation Revenue (Administrative Building Fund Projects)	5.000%	10/1/2043	5,000	5,439
	Ohio State University College & University Revenue	4.000%	12/1/2039	2,230	2,276
[9]	Ohio State University College & University Revenue	4.000%	12/1/2048	15,000	14,131
	Ohio State University College & University Revenue (Multiyear Debt Issuance Program)	5.250%	12/1/2046	13,145	14,190
	Ohio State University College & University Revenue VRDO	2.920%	12/3/2025	4,210	4,210
	Ohio State University College & University Revenue VRDO	2.920%	12/3/2025	7,350	7,350
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2028	125	131
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.700%	2/15/2034	500	571
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2036	1,825	1,299
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2037	7,975	5,421
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2038	9,615	6,230
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2038	430	480
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2039	3,355	3,722
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2040	3,155	1,829
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2043	1,500	722
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/2046	9,500	9,021
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2046	2,000	2,085
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2051	3,905	4,040
	Ohio Turnpike & Infrastructure Commission Highway Revenue (Infrastructure Projects)	4.000%	2/15/2037	1,210	1,227
	Ohio University College & University Revenue	5.250%	12/1/2054	5,345	5,663
	Ohio Water Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/2035	135	151
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/2037	1,125	1,206
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/2039	5,025	5,347
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2036	2,000	2,154
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/2037	125	128
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2037	5,000	5,407
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2040	2,705	2,882
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2042	6,980	7,673

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2042	1,980	2,185
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2043	3,000	3,270
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2044	5,280	5,711
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2046	2,000	2,105
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2025	450	450
	Ohio Water Development Authority Water Revenue	5.000%	6/1/2026	300	304
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2026	475	487
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2035	1,000	1,111
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2036	450	497
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2040	3,000	3,339
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2041	5,000	5,553
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2041	6,650	7,454
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2042	12,400	13,744
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2043	2,775	3,047
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2044	2,125	2,298
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2044	2,725	2,969
	Ohio Water Development Authority Water Revenue	5.250%	12/1/2047	3,000	3,291
	Olentangy Local School District GO	4.000%	12/1/2034	475	484
[3]	Perry Lake County Local School District COP	3.000%	12/1/2034	675	653
[3]	Perry Lake County Local School District COP	3.000%	12/1/2036	1,205	1,131
[3]	Perry Lake County Local School District COP	3.000%	12/1/2038	1,215	1,108
	Pickerington Local School District GO	4.000%	12/1/2038	1,000	1,033
	Pickerington Local School District GO	4.000%	12/1/2039	1,000	1,026
	Pickerington Local School District GO	5.250%	12/1/2059	2,000	2,096
	Polaris Career Center COP	5.000%	11/1/2036	410	410
[1,4]	Port of Greater Cincinnati Development Authority Auto Parking Revenue	5.000%	12/1/2055	2,860	2,907
[1,4]	Port of Greater Cincinnati Development Authority Auto Parking Revenue	5.000%	12/1/2060	2,400	2,422
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2053	2,220	2,272
[1]	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.250%	12/1/2058	1,150	1,205
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2063	4,000	4,121
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2063	4,265	4,328
[1]	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.250%	12/1/2063	1,600	1,676
	Port of Greater Cincinnati Development Authority Revenue PUT	4.375%	6/15/2026	1,000	994
	Port of Greater Cincinnati Development Authority Tax Increment/Allocation Revenue (RBM Phase 3 Garage Project)	5.000%	12/1/2044	1,500	1,503
	Port of Greater Cincinnati Development Authority Tax Increment/Allocation Revenue (RBM Phase 3 Garage Project)	5.125%	12/1/2055	1,500	1,465
	Reynoldsburg OH GO	3.550%	12/1/2042	640	595
	Reynoldsburg OH GO	3.600%	12/1/2048	670	576
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	220	234
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	2,000	2,077
	Rossford Exempted Village School District (School Facilities Project) COP	5.000%	12/1/2037	900	971
	Rossford Exempted Village School District (School Facilities Project) COP	4.000%	12/1/2047	1,000	936
	Rossford Exempted Village School District (School Facilities Project) COP	4.125%	12/1/2051	900	837
	Rossford Exempted Village School District GO	4.000%	12/1/2053	2,180	1,944
[2]	Salem OH Miscellaneous Revenue (Salem Community Center Inc. Project) VRDO	2.880%	12/4/2025	100	100
	Shaker Heights City School District GO	5.250%	12/15/2054	3,275	3,477
	Shaker Heights City School District GO	5.250%	12/15/2059	7,695	8,165
	Shaker Heights City School District GO	5.500%	11/1/2062	2,000	2,153
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/2029	1,400	1,461
	Sharonville OH Special Obligation Revenue	4.000%	12/1/2039	550	560
[3]	Southeast Wayne County Local School District COP	4.000%	12/1/2036	350	361
[3]	Southeast Wayne County Local School District COP	4.000%	12/1/2037	350	359
	Southwest Licking Local School District GO	4.000%	11/1/2034	500	508
	Southwest Licking Local School District GO	3.375%	11/1/2047	120	99
	South-Western City School District GO	3.000%	12/1/2033	30	30
	South-Western City School District GO	3.000%	12/1/2034	25	25
	South-Western City School District GO	3.000%	12/1/2035	120	115
	Springfield-Clark County Career Technology Center GO	5.000%	10/1/2061	2,000	2,054
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	5.750%	12/1/2053	3,450	3,626
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	6.000%	12/1/2058	2,690	2,858
	Summit County Green Local School District GO	5.000%	11/1/2052	2,500	2,563
	Toledo City School District GO	5.000%	12/1/2054	3,000	3,161
	Toledo Lucas County Public Library GO	5.000%	12/1/2054	3,000	3,154
	Toledo OH Water System Water Revenue	5.000%	11/15/2037	5,040	5,437

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue (CHF-Toledo LLC-University Toledo Project)	5.000%	7/1/2034	950	950
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue (CHF-Toledo LLC-University Toledo Project)	5.000%	7/1/2039	950	947
	Tolles Career & Technical Center (School Facilities Project) COP	5.250%	12/1/2053	1,000	1,039
	Troy OH City School District GO	5.000%	12/1/2043	500	535
	Troy OH City School District GO	5.000%	12/1/2044	550	584
	Troy OH City School District GO	5.000%	12/1/2054	2,000	2,101
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/2029	365	378
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/2030	375	389
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/2031	480	497
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/2032	400	412
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/2033	435	448
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/2034	315	308
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/2035	450	430
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/2036	850	797
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/2049	1,395	1,037
	Union County OH GO	5.000%	12/1/2027	215	222
	Union County OH GO	5.000%	12/1/2037	950	966
	Union County OH GO	5.000%	12/1/2038	615	624
	University of Akron College & University Revenue	5.000%	1/1/2030	530	572
	University of Cincinnati College & University Revenue	3.500%	6/1/2032	1,230	1,230
	University of Cincinnati College & University Revenue	5.000%	6/1/2036	180	188
	University of Cincinnati College & University Revenue	3.000%	6/1/2039	1,530	1,400
	University of Cincinnati College & University Revenue	5.000%	6/1/2039	1,070	1,183
	University of Cincinnati College & University Revenue	5.000%	6/1/2041	1,180	1,278
	University of Cincinnati College & University Revenue	5.000%	6/1/2041	760	826
	University of Cincinnati College & University Revenue	5.000%	6/1/2042	845	910
	University of Cincinnati College & University Revenue	5.250%	6/1/2049	4,500	4,777
	University of Cincinnati College & University Revenue	5.250%	6/1/2054	10,100	10,634
	University of Toledo College & University Revenue	5.000%	6/1/2026	100	101
	University of Toledo College & University Revenue	5.000%	6/1/2027	100	103
	University of Toledo College & University Revenue	5.000%	6/1/2029	1,250	1,289
[8]	University of Toledo College & University Revenue TOB VRDO	3.050%	12/1/2025	810	810
[8]	University of Toledo College & University Revenue TOB VRDO	3.050%	12/1/2025	14,050	14,050
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/2033	175	183
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/2034	150	156
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/2036	320	328
	Upper Arlington OH Nontax Special Obligation Revenue	5.000%	12/1/2055	3,000	3,079
	Valley View Local School District GO	3.000%	11/1/2051	2,400	1,774
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	350	350
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	830	867
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	570	605
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	570	571
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	625	664
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	1,000	1,010
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	1,000	1,007
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	1,695	1,535
[3]	Warrensville Heights City School District GO	5.000%	12/1/2034	115	115
	West Carrollton City School District GO	3.000%	12/1/2039	1,125	1,018
	West Central Ohio Port Authority Miscellaneous Revenue (Global Impact Stem Academy Project)	5.500%	12/1/2055	1,220	1,243
	West Central Ohio Port Authority Miscellaneous Revenue (Global Impact Stem Academy Project)	5.500%	12/1/2062	1,445	1,463
	Westerville City School District (School Facilities Project) COP	5.000%	12/1/2036	475	488
	Westfall Local School District GO	4.000%	12/1/2033	200	211
	Westfall Local School District GO	4.000%	12/1/2036	250	260
	Westfall Local School District GO	2.375%	12/1/2050	425	261
	Wickliffe City School District GO	3.000%	12/1/2039	400	355
	Wickliffe City School District GO	3.000%	12/1/2040	215	186
	Wickliffe City School District GO	4.000%	12/1/2050	3,080	2,823
	Winton Woods City School District GO	0.000%	11/1/2029	885	780
	Winton Woods City School District GO	0.000%	11/1/2030	1,005	855
	Winton Woods City School District GO	0.000%	11/1/2031	1,020	838
	Winton Woods City School District GO	0.000%	11/1/2032	1,140	900
	Worthington City School District GO	5.000%	12/1/2041	2,000	2,166
	Worthington City School District GO	5.000%	12/1/2043	1,370	1,459
	Worthington City School District GO	3.750%	12/1/2048	1,425	1,253
	Worthington City School District GO	5.500%	12/1/2054	11,000	11,766
[3]	Wright State University College & University Revenue	5.000%	5/1/2028	570	599
[3]	Wright State University College & University Revenue	5.000%	5/1/2029	595	637
[3]	Wright State University College & University Revenue	5.000%	5/1/2030	240	262

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wynford Local School District GO	3.750%	11/1/2054	325	280
	Wyoming City School District GO	5.000%	12/1/2061	10,825	11,266
[3]	Yellow Springs Exempt Village School District GO	5.250%	12/1/2054	1,000	1,045
[3]	Yellow Springs Exempt Village School District GO	5.500%	12/1/2060	1,000	1,056
[1]	Youngstown State University College & University Revenue	4.000%	12/15/2030	250	264
[1]	Youngstown State University College & University Revenue	4.000%	12/15/2031	1,160	1,218
[1]	Youngstown State University College & University Revenue	4.000%	12/15/2032	1,250	1,308
					1,413,939
American Samoa (0.0%)
[4,8]	American Samoa Economic Development Authority Income Tax Revenue	5.250%	9/1/2045	100	100
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2043	100	108
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2042	1,150	1,105
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	25	25
					1,238
Puerto Rico (1.3%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	3,255	3,329
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	2,421	2,570
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	1,512	1,665
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	417	300
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	851	849
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	686	681
	Commonwealth of Puerto Rico GO	4.000%	7/1/2037	255	245
	Commonwealth of Puerto Rico GO	4.000%	7/1/2041	200	185
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	635	661
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	1,350	1,410
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	780	818
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	290	300
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	259
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	35	36
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	250	229
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	498	472
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	415	367
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	676	554
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	231	175
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	1,773	1,726
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	92	90
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2046	78	27
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/2058	1,000	942
					17,890
Total Tax-Exempt Municipal Bonds (Cost $1,464,062)					1,433,167

Ohio Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	1,907	1,221
Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	794	518
Total Taxable Municipal Bonds (Cost $1,631)				1,739
Total Investments (100.4%) (Cost $1,465,693)				1,434,906
Other Assets and Liabilities—Net (-0.4%)				(5,298)
Net Assets (100%)				1,429,608
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2025.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2025, the aggregate value was $30,163, representing 2.1% of net assets.
9	Securities with a value of $706 have been segregated as initial margin for open futures contracts.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Ohio Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2026	88	18,380	(7)
5-Year U.S. Treasury Note	March 2026	96	10,537	28
				21

Short Futures Contracts
Ultra Long U.S. Treasury Bond	March 2026	(114)	(13,787)	(125)
				(104)

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
12/9/2025	MSCS	1,250	Buy	30-Year MMD AAA General Obligation Scale	4.720%	145	145	—
4/16/2026	RBC	3,090	Buy	5-Year MMD AAA General Obligation Scale	3.500%	152	152	—
4/22/2026	RBC	240	Buy	5-Year MMD AAA General Obligation Scale	3.460%	11	11	—
4/22/2026	MSCS	180	Buy	5-Year MMD AAA General Obligation Scale	3.460%	8	8	—
4/23/2026	JPMC	630	Buy	5-Year MMD AAA General Obligation Scale	3.380%	27	27	—
4/28/2026	MSCS	400	Buy	30-Year MMD AAA General Obligation Scale	4.700%	33	33	—
4/28/2026	JPMC	268	Buy	30-Year MMD AAA General Obligation Scale	4.700%	22	22	—
4/29/2026	RBC	403	Buy	30-Year MMD AAA General Obligation Scale	4.650%	29	29	—
5/6/2026	RBC	110	Buy	10-Year MMD AAA General Obligation Scale	3.620%	8	8	—
5/6/2026	MSCS	100	Buy	10-Year MMD AAA General Obligation Scale	3.640%	7	7	—
5/19/2026	RBC	176	Buy	15-Year MMD AAA General Obligation Scale	4.060%	11	11	—
5/19/2026	MSCS	160	Buy	15-Year MMD AAA General Obligation Scale	4.060%	10	10	—
8/18/2026	RBC	293	Buy	30-Year MMD AAA General Obligation Scale	4.770%	25	25	—
						488	488	—
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
RBC—Royal Bank of Canada.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of November 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $1,465,693)	1,434,906
Investment in Vanguard	34
Cash	8
Receivables for Investment Securities Sold	997
Receivables for Accrued Income	20,654
Receivables for Capital Shares Issued	482
Variation Margin Receivable—Futures Contracts	47
Unrealized Appreciation—Over-the-Counter Swap Contracts	488
Other Assets	30
Total Assets	1,457,646
Liabilities
Payables for Investment Securities Purchased	26,147
Payables for Capital Shares Redeemed	694
Payables for Distributions	1,144
Payables to Vanguard	53
Total Liabilities	28,038
Net Assets	1,429,608
At November 30, 2025, net assets consisted of:

Paid-in Capital	1,519,463
Total Distributable Earnings (Loss)	(89,855)
Net Assets	1,429,608

Net Assets
Applicable to 122,002,110 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,429,608
Net Asset Value Per Share	$11.72

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Statement of Operations

Year Ended November 30, 2025
($000)
Investment Income
Income
Interest	50,255
Total Income	50,255
Expenses
The Vanguard Group—Note B
Investment Advisory Services	177
Management and Administrative	968
Marketing and Distribution	66
Custodian Fees	10
Auditing Fees	32
Shareholders’ Reports and Proxy Fees	31
Trustees’ Fees and Expenses	1
Other Expenses	16
Total Expenses	1,301
Expenses Paid Indirectly	(7)
Net Expenses	1,294
Net Investment Income	48,961
Realized Net Gain (Loss)
Investment Securities Sold	(11,030)
Futures Contracts	256
Swap Contracts	(75)
Realized Net Gain (Loss)	(10,849)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(3,800)
Futures Contracts	(158)
Swap Contracts	488
Change in Unrealized Appreciation (Depreciation)	(3,470)
Net Increase (Decrease) in Net Assets Resulting from Operations	34,642

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	48,961	43,268
Realized Net Gain (Loss)	(10,849)	(10,013)
Change in Unrealized Appreciation (Depreciation)	(3,470)	57,515
Net Increase (Decrease) in Net Assets Resulting from Operations	34,642	90,770
Distributions
Total Distributions	(48,191)	(42,639)
Capital Share Transactions
Issued	337,889	198,950
Issued in Lieu of Cash Distributions	35,266	31,266
Redeemed	(264,610)	(195,892)
Net Increase (Decrease) from Capital Share Transactions	108,545	34,324
Total Increase (Decrease)	94,996	82,455
Net Assets
Beginning of Period	1,334,612	1,252,157
End of Period	1,429,608	1,334,612

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.86	$11.43	$11.39	$13.21	$13.29
Investment Operations
Net Investment Income[1]	.420	.392	.362	.308	.320
Net Realized and Unrealized Gain (Loss) on Investments	(.147)	.424	.036	(1.718)	.018
Total from Investment Operations	.273	.816	.398	(1.410)	.338
Distributions
Dividends from Net Investment Income	(.413)	(.386)	(.358)	(.307)	(.320)
Distributions from Realized Capital Gains	—	—	—	(.103)	(.098)
Total Distributions	(.413)	(.386)	(.358)	(.410)	(.418)
Net Asset Value, End of Period	$11.72	$11.86	$11.43	$11.39	$13.21
Total Return[2]	2.43%	7.24%	3.56%	-10.81%	2.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,430	$1,335	$1,252	$1,294	$1,742
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.13%[3]	0.13%[3]	0.13%[3]	0.13%
Ratio of Net Investment Income to Average Net Assets	3.66%	3.35%	3.18%	2.58%	2.42%
Portfolio Turnover Rate	24%	41%	60%	86%	43%
1	Calculated based on average units outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%, 0.13%, 0.13%, and 0.13%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Ohio Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2025, the fund’s average investments in long and short futures contracts represented 2% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
During the year ended November 30, 2025, the fund’s average amount of investments in MMD Rate Locks represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Ohio Long-Term Tax-Exempt Fund
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2025, the fund had contributed to Vanguard capital in the amount of $34,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2025, custodian fee offset arrangements reduced the fund’s expenses by $7,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Ohio Long-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	1,433,167	—	1,433,167
Taxable Municipal Bonds	—	1,739	—	1,739
Total	—	1,434,906	—	1,434,906
Derivative Financial Instruments
Assets
Futures Contracts[1]	28	—	—	28
Swap Contracts	—	488	—	488
Total	28	488	—	516
Liabilities
Futures Contracts[1]	(132)	—	—	(132)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	1,191
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(28,915)
Capital Loss Carryforwards	(60,987)
Qualified Late-Year Losses	—
Other Temporary Differences	(1,144)
Total	(89,855)
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2025 Amount ($000)	2024 Amount ($000)
Tax-Exempt Income	48,165	42,605
Ordinary Income*	26	34
Long-Term Capital Gains	—	—
Total	48,191	42,639
*	Includes short-term capital gains, if any.
As of November 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,464,309
Gross Unrealized Appreciation	20,506
Gross Unrealized Depreciation	(49,421)
Net Unrealized Appreciation (Depreciation)	(28,915)

Ohio Long-Term Tax-Exempt Fund
F.	During the year ended November 30, 2025, the fund purchased $383,699,000 of investment securities and sold $307,874,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2025, such purchases were $22,355,000 and sales were $30,990,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital shares issued and redeemed were:

	Year Ended November 30,
	2025 Shares (000)	2024 Shares (000)
Issued	29,529	17,018
Issued in Lieu of Cash Distributions	3,072	2,676
Redeemed	(23,086)	(16,796)
Net Increase (Decrease) in Shares Outstanding	9,515	2,898
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Ohio Tax-Free Funds and Shareholders of Vanguard Ohio Long-Term Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Ohio Long-Term Tax-Exempt Fund (the "Fund”) as of November 30, 2025, the related statement of operations for the year ended November 30, 2025, the statement of changes in net assets for each of the two years in the period ended November 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2025 and the financial highlights for each of the five years in the period ended November 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 23, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.
Q960 012026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement

A majority of independent trustees of the board of Vanguard Ohio Long-Term Tax-Exempt Fund (Trustees) have approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving this advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decision.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.”

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD OHIO Tax-FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: January 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO Tax-FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: January 23, 2026

VANGUARD OHIO Tax-FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: January 23, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), Incorporated by Reference.